Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

June 30, 2021

F40-QTLY-0821
1.818372.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $13,619,591)	13,620,000	13,619,031
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Series All-Sector Equity Fund (a)	45,774,601	$582,710,670
Fidelity Series Blue Chip Growth Fund (a)	47,399,382	912,912,090
Fidelity Series Commodity Strategy Fund (a)	147,523,743	821,707,248
Fidelity Series Growth Company Fund (a)	87,925,609	2,325,632,370
Fidelity Series Intrinsic Opportunities Fund (a)	105,547,279	2,402,256,081
Fidelity Series Large Cap Stock Fund (a)	105,702,669	2,092,912,841
Fidelity Series Large Cap Value Index Fund (a)	49,845,670	770,115,598
Fidelity Series Opportunistic Insights Fund (a)	52,980,278	1,200,533,102
Fidelity Series Small Cap Discovery Fund (a)	18,683,070	260,068,335
Fidelity Series Small Cap Opportunities Fund (a)	47,408,838	863,789,035
Fidelity Series Stock Selector Large Cap Value Fund (a)	117,380,507	1,774,793,259
Fidelity Series Value Discovery Fund (a)	80,921,380	1,361,097,614
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,463,323,357)		15,368,528,243

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	55,137,693	773,030,449
Fidelity Series Emerging Markets Fund (a)	36,291,375	442,754,771
Fidelity Series Emerging Markets Opportunities Fund (a)	148,112,300	3,978,296,372
Fidelity Series International Growth Fund (a)	105,199,182	2,057,695,991
Fidelity Series International Small Cap Fund (a)	28,575,865	636,384,522
Fidelity Series International Value Fund (a)	183,498,286	2,049,675,852
Fidelity Series Overseas Fund (a)	150,685,610	2,053,844,858
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,203,775,011)		11,991,682,815

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	17,281,731	161,065,737
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,012,878	51,983,547
Fidelity Series Floating Rate High Income Fund (a)	3,140,222	29,047,052
Fidelity Series High Income Fund (a)	19,212,143	184,244,452
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,720,344	589,849,373
Fidelity Series International Credit Fund (a)	1,162,640	11,754,291
Fidelity Series Investment Grade Bond Fund (a)	956,688	11,212,385
Fidelity Series Long-Term Treasury Bond Index Fund (a)	106,913,047	894,862,202
Fidelity Series Real Estate Income Fund (a)	9,513,646	110,548,566
TOTAL BOND FUNDS
(Cost $2,027,424,656)		2,044,567,605

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	4,607,508	4,608,430
Fidelity Series Government Money Market Fund 0.08% (a)(c)	132,141,142	132,141,142
Fidelity Series Short-Term Credit Fund (a)	2,812,951	28,579,583
TOTAL SHORT-TERM FUNDS
(Cost $164,690,601)		165,329,155
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,872,833,216)		29,583,726,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		234,964
NET ASSETS - 100%		$29,583,961,813

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,179
Total	$1,179

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$11,494,556	$18,326,284	$25,212,410	$--	$--	$4,608,430	0.0%
Total	$11,494,556	$18,326,284	$25,212,410	$--	$--	$4,608,430

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$573,944,243	$13,578,162	$52,935,526	$--	$5,674,270	$42,449,521	$582,710,670
Fidelity Series Blue Chip Growth Fund	910,539,429	45,208,271	139,066,788	--	11,989,145	84,242,033	912,912,090
Fidelity Series Canada Fund	704,757,720	42,400,928	41,787,687	--	3,752,604	63,906,884	773,030,449
Fidelity Series Commodity Strategy Fund	804,669,530	7,911,533	96,740,408	--	3,620,371	102,246,222	821,707,248
Fidelity Series Emerging Markets Debt Fund	157,199,368	9,189,143	9,491,454	1,764,613	(556,631)	4,725,311	161,065,737
Fidelity Series Emerging Markets Debt Local Currency Fund	51,094,033	1,855,697	2,747,904	--	(75,806)	1,857,527	51,983,547
Fidelity Series Emerging Markets Fund	461,198,780	17,167,935	55,633,292	--	4,302,978	15,718,370	442,754,771
Fidelity Series Emerging Markets Opportunities Fund	4,163,415,643	142,966,099	519,356,640	--	55,563,743	135,707,527	3,978,296,372
Fidelity Series Floating Rate High Income Fund	30,146,999	612,463	1,904,706	296,004	(77,939)	270,235	29,047,052
Fidelity Series Government Money Market Fund 0.08%	192,203,651	8,859,569	68,922,078	26,838	--	--	132,141,142
Fidelity Series Growth Company Fund	2,323,775,741	104,399,538	398,828,960	--	33,700,771	262,585,280	2,325,632,370
Fidelity Series High Income Fund	180,560,165	10,756,059	11,137,281	2,211,479	(30,919)	4,096,428	184,244,452
Fidelity Series Inflation-Protected Bond Index Fund	577,866,254	29,985,334	30,825,171	--	122,757	12,700,199	589,849,373
Fidelity Series International Credit Fund	11,535,904	67,042	--	67,042	--	88,121	11,754,291
Fidelity Series International Growth Fund	1,974,852,247	40,965,025	132,798,068	--	5,411,941	169,264,846	2,057,695,991
Fidelity Series International Small Cap Fund	620,028,461	13,999,656	43,825,091	--	2,248,931	43,932,565	636,384,522
Fidelity Series International Value Fund	1,974,264,607	138,825,714	121,247,567	--	8,723,936	49,109,162	2,049,675,852
Fidelity Series Intrinsic Opportunities Fund	2,332,742,578	91,183,245	148,687,120	--	25,603,004	101,414,374	2,402,256,081
Fidelity Series Investment Grade Bond Fund	11,978,817	5,955,532	6,872,299	49,166	(133,486)	283,821	11,212,385
Fidelity Series Large Cap Stock Fund	2,039,274,385	28,832,655	121,658,708	--	25,259,398	121,205,111	2,092,912,841
Fidelity Series Large Cap Value Index Fund	751,745,003	23,856,988	44,136,380	--	5,940,420	32,709,567	770,115,598
Fidelity Series Long-Term Treasury Bond Index Fund	792,952,982	116,769,360	65,744,874	5,036,545	(12,021,354)	62,906,088	894,862,202
Fidelity Series Opportunistic Insights Fund	1,190,385,340	29,022,614	151,582,584	--	8,956,063	123,751,669	1,200,533,102
Fidelity Series Overseas Fund	1,978,115,516	59,696,355	140,964,683	--	10,455,284	146,542,386	2,053,844,858
Fidelity Series Real Estate Income Fund	110,784,694	1,247,638	7,066,552	154,405	57,184	5,525,602	110,548,566
Fidelity Series Short-Term Credit Fund	40,486,799	881,186	12,770,869	130,417	236,524	(254,057)	28,579,583
Fidelity Series Small Cap Discovery Fund	255,189,289	29,575,267	16,199,551	25,866,715	4,806,705	(13,303,375)	260,068,335
Fidelity Series Small Cap Opportunities Fund	853,415,979	35,648,778	49,789,447	--	11,572,900	12,940,825	863,789,035
Fidelity Series Stock Selector Large Cap Value Fund	1,723,856,427	51,495,492	102,097,402	--	13,733,096	87,805,646	1,774,793,259
Fidelity Series Value Discovery Fund	1,325,695,634	41,291,280	80,342,214	--	19,152,505	55,300,409	1,361,097,614
	$29,118,676,218	$1,144,204,558	$2,675,161,304	$35,603,224	$247,988,395	$1,729,728,297	$29,565,499,388

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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